Operations and Principal Activities (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	Apr. 30, 2021 CNY (¥)	Mar. 31, 2021 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)
Operations and Principal Activities
Net loss			¥ 168,967	$ 23,149	¥ 839,528	¥ 1,578,403
Net cash (used in)/provided by operating activities			280,200	$ 38,385	415,527	¥ 1,114,954
Accumulated deficit			8,877,851		8,708,294		$ 1,216,261
Cash and cash equivalents			3,999,200		2,106,639		547,883
Term deposits			320,100		1,586,469		43,852
Short-Term Investments			538,816		1,769,822		73,817
Restricted cash			900		0		$ 123
Net current assets			¥ 3,960,000		¥ 4,432,400
American depository shares
Operations and Principal Activities
Net proceeds upon completion of initial public offering	¥ 15,100
IPO
Operations and Principal Activities
Net proceeds upon completion of initial public offering		¥ 4,838,200